Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Cash and cash equivalents [abstract]
Cash on hand	$ 5,989	$ 195	$ 5,638
Checking accounts and demand deposits	47,632,415	1,550,030	47,094,687
Cash equivalents (time deposits with original maturity of less than three months and repurchase agreements collateralized by bonds)	10,401,990	338,496	28,973,020
Cash and cash equivalents,total	$ 58,040,394	$ 1,888,721	$ 76,073,345	$ 2,475,540	$ 51,538,071	$ 60,130,875